Initial Public Offering (Details) - USD ($)		1 Months Ended	5 Months Ended
	Oct. 09, 2020	Nov. 17, 2020	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Price per unit (in Dollars per share)			$ 10.00
Gross proceeds			$ 375,000,000.0
Warrant Description			Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).
Exercise price (in Dollars per share)	$ 9.60		$ 10.07
Initial public offering [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering units (in Shares)	35,000,000
Price per unit (in Dollars per share)	$ 10.00
Gross proceeds	$ 350,000,000.0
Offering costs	19,800,000
Deferred underwriting commissions	12,300,000
Gross proceeds	350,000,000.0
Deferred underwriting commissions	$ 12,300,000
Over-Allotment Units [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering units (in Shares)		2,500,000
Generating gross proceeds		$ 25,000,000.0
Underwriting fees		1,400,000
Deferred underwriting fees		875,000
Gross proceeds		$ 25,000,000.0
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Exercise price (in Shares)			11.50
Class A Ordinary Shares [Member] | Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price (in Dollars per share)				$ 11.50